Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Compensation of Key Management Personnel

Compensation of key management personnel of the Company

	2018	2017	2016
	(in thousands)
	£	£	£
Short-term employee benefits	1,687	1,184	1,053
Severance payments	—	—	150
Pension and other benefits	72	56	47
Share-based payments	893	11,230	731
	2,652	12,470	1,981